EQUITABLE AMERICA

Darin Smith

Vice President and

Associate General Counsel

(319) 573-2676

Darin.Smith@equitable.com

January 23, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America (“Equitable America”)

Post-Effective Amendment No. 1

Form N-4 Registration Statement

Structured Capital Strategies PLUS® 21

Equitable America Variable Account No. 70A

File Nos. 333-265026; 811-23609

CIK #0001822818

Commissioners:

On behalf of Equitable America, we are filing herewith, electronically via EDGAR, Equitable America’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 listed above under the Securities Act of 1933, as amended.

Purpose of the Filing

The sole purpose of this filing is to modify the Segment Interim Value calculation to conform to the National Association Insurance Commissioners (NAIC) new standard being adopted by the State Departments of Insurance.

Request for Selective Review

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the sole principal difference between the versions of Structured Capital Strategies® PLUS 21 as listed below. Except for the disclosure relating to the sole principal difference, the disclosure set forth in this Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® PLUS 21 Registration Statement that the Staff declared effective on September 20, 2022 and the recent amendments to the Structured Capital Strategies® PLUS 21 product that the Staff declared effective on December 14, 2022. Please note that the prospectus contained in the N-4 Registration Statement is also being filed today in a separate registration statement on Form S-3.

The sole principal difference between the new version of Structured Capital Strategies® PLUS 21 and the current version of Structured Capital Strategies® PLUS 21 is the removal of the Performance Cap Rate limiting factor from the Segment Interim Value calculation which is being done solely to conform to the new NAIC standard being adopted by the State Departments of Insurance.

Under these circumstances, we believe a limited staff review is appropriate.

Because of the new iXBRL requirements, we would like to clear comments by March 24, 2023, to allow sufficient time for iXBRL tagging, review and testing. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before March 1, 2023, or as soon as practicable thereafter.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith